Liabilities related to associates and joint ventures - Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Current assets	$ 24,403	$ 17,042
Non-current assets	67,604	74,671
Total assets	92,007	91,713
Current liabilities	14,594	13,845
Non-current liabilities	42,592	38,875
Total liabilities	57,186	52,720
Negative reserves	34,821	38,993	$ 44,832	$ 44,772
Loss for the year ended	4,531	(2,180)	$ 6,988
Samarco
Investments in associates and joint ventures
Current assets	87	34
Non-current assets	4,582	3,940
Total assets	4,669	3,974
Current liabilities	8,370	6,990
Non-current liabilities	6,385	5,527
Total liabilities	14,755	12,517
Negative reserves	(10,086)	(8,543)
Loss for the year ended	$ (1,160)	$ (4,125)